Commitments and contingent liabilities - Summary of Contingent Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Summary of contingent liabilities
Other contingent liabilities	€ 571	€ 575
Total contingent liabilities	4,835	5,529
Brazil
Summary of contingent liabilities
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,230	3,757
Inputs for PIS and COFINS taxes	35	40
Goodwill amortisation	144	174
Other tax assessments – approximately 500 cases	855	983
Total Brazil Tax	€ 4,264	€ 4,954